Issued capital and reserves	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Issued capital and reserves
18. Issued capital and reserves

Ordinary share capital	2017
Balance at beginning of year	193
Issuances in the year	20

Nominal share capital as at December 31	213

Ordinary shares issued and fully paid
Issued on April 3, 2017 for private placement financing round	5,042,017
Issued on April 26, 2017 for conversion of loan note	1,221,361
Issued on October 28, 2017 for acquisition of license	490,798

At December 31, 2017	71,094,974

Nominal value at December 31, 2017 (£)	0.003
Issued capital at December 31, 2017 (£)	213,285

Ordinary share capital	2018
Balance at beginning of year	213
Issuances in the year	1

Nominal share capital as at December 31	214

Ordinary shares issued and fully paid
At January 1, 2018	71,094,974
Issued on June 1, 2018 for public offering	50,076
Issued on August 3, 2018 for exercise of share options	10,000
Issued on October 22, 2018 for exercise of share options	85,222

At December 31, 2018	71,240,272

Nominal value at December 31, 2018 (£)	0.003
Issued capital at December 31, 2018 (£)	213,721

Ordinary share capital	2019
Balance at beginning of year	214
Issuances in the year	80

Nominal share capital as at December 31	294

Ordinary shares issued and fully paid
At January 1, 2019	71,240,272
Issued on April 23, 2019 for OncoMed acquisition	24,783,320
Issued on June 21, 2019 for conversion of loan note	1,936,030

At December 31, 2019	97,959,622

Nominal value at December 31, 2019 (£)	0.003
Issued capital at December 31, 2019 (£)	293,879

Since January 1, 2017, the following alterations to the Company’s share capital have been made:

•
Under the private placement dated April 3, 2017, the Company issued and allotted 5,042,017 ordinary shares of £0.003 in nominal value in the capital of the Company on April 3, 2017 at a price of £2.975 per share to institutional investors. Gross cash received was £15,000,000;

•
On April 26, 2017 Novartis converted £1,398,552 of loan notes dated June 3, 2016 into 632,829 ordinary shares of £0.003 in nominal value in the capital of the Company at the fixed conversion price of £2.21 per share. Under the terms of the notes, Novartis also received 588,532 bonus shares;

•
On October 31, 2017, Mereo BioPharma Group plc issued 490,798 ordinary shares of £0.003 in nominal value in the capital of the Company to AstraZeneca AB as part payment for the acquisition by Mereo BioPharma 4 Limited of an exclusive license and option to acquire certain assets;

•
Under the public offering dated June 1, 2018, the Company issued and allotted 50,076 ordinary shares of £0.003 in nominal value in the capital of the Company on June 1, 2018 at a price of £3.00 per share to investors. Gross cash received was £150,228;

•	On August 3, 2018 the Company issued and allotted 10,000 ordinary shares of £0.003 in nominal value in the capital of the Company pursuant to an exercise of employee share options;

•	On October 22, 2018 the Company issued and allotted 85,222 ordinary shares of £0.003 in nominal value in the capital of the Company pursuant to an exercise of employee share options;

•
On April 23, 2019, the Company issued and allotted 24,783,320 ordinary shares of £0.003 in nominal value in the capital of the Company as consideration for the acquisition of OncoMed. The fair value of the ordinary shares, measured on the date of acquisition, was £1.65; and

•
On June 21, 2019, Novartis converted £2.4 million of loan notes dated June 3, 2016 into 1,071,042 ordinary shares of £0.003 in nominal value in the capital of the Company at a fixed conversion price of £2.21 per share. Under the terms of the notes, Novartis also received 864,988 bonus shares.

December 31,
Share premium	2017
At January 1, 2017	99,975
Issued on April 3, 2017 for private placement financing round	14,985
Issued on April 26, 2017 for conversion of loan note	2,478
Issued on October 28, 2017 for acquisition of license	1,519
Transaction costs for issued share capital	(730)

At December 31, 2017	118,227

December 31,
Share premium	2018
At January 1, 2018	118,227
Issued on June 1, 2018 for public offering	150
Issued on August 3, 2018 for exercise of share options	13
Issued on October 22, 2018 for exercise of share options	110
Transaction costs for issued share capital	(8)

At December 31, 2018	118,492

December 31,
Share premium	2019
At January 1, 2019	118,492
Issued on June 21, 2019 for conversion of loan note	3,953
Transaction costs for issued share capital	(761)

At December 31, 201 9	121,684
Other capital reserves

	Shares to be issued	Share-based payments	Equity component of convertible loan	Total
At January 1, 2017	2,673	9,476	517	12,666
Share-based payments expense during the year	—	4,983	—	4,983
Shares issued	(1,083)	—	—	(1,083)
Equity component of convertible loan instrument	—	—	(207)	(207)

At December 31, 2017	1,590	14,459	310	16,359

	Shares to be issued	Share-based payments	Equity component of convertible loan	Warrants issued for TAP funding	Total
At January 1, 2018	1,590	14,459	310	—	16,359
Share-based payments expense during the year	—	2,302	—	—	2,302
Share-based payments release for exercise of options	—	(112)	—	—	(112)
Warrants issued for TAP funding	—	—	—	44	44

At December 31, 2018	1,590	16,649	310	44	18,593

	Shares to be issued	Share-based payments	Equity component of convertible loan	Warrants issued for TAP funding	Merger reserve	Total
At January 1, 2019	1,590	16,649	310	44	—	18,593
Acquisition of OncoMed (Note 5)	—	—	—	—	40,818	40,818
Shares issued during the year	(1,590)	—	—	—	—	(1,590)
Convertible loan conversion	—	—	(310)	—	—	(310)
Share-based payments expense during the year	—	1,636	—	—	—	1,636
Share-based payments release for exercise of options	—	—	—	—	—	—

At December 31, 2019	—	18,285	—	44	40,818	59,147

Share-based payments
The Group has various share option schemes under which options to subscribe for the Group’s shares have been granted to certain executives, NEDs and employees.
The share-based payment reserve is used to recognize a) the value of equity settled share-based payments provided to employees, including key management personnel, as part of their remuneration and b) deferred equity consideration.

Refer to Note 26 for further details.

Shares issued or to be issued
At January 1, 2019, a maximum of 864,988 shares were remaining to be issued to Novartis pro rata to their percentage shareholding as and when the Company issued further ordinary shares. The fair value of these shares was £1.84 per share.
On June 21, 2019, the remaining 864,988 shares were issued to Novartis as fully paid up bonus shares for £nil consideration.
Equity component of convertible loan instrument
The convertible loan notes issued to Novartis were a compound instrument consisting of a liability and an equity component.
On June 21, 2019, Novartis exercised the right to convert the instrument therefore the value of the equity component as at
December 31, 2019 is
£nil.
Merger reserve
The consideration paid to acquire OncoMed was 24,783,320 ordinary shares with an acquisition date fair value of £40.9 million, based on the Group’s quoted share price. The nominal value of the issued capital was £0.1 million with the excess, £40.8 million, classified within other capital reserves as a ‘Merger reserve’.
Warrants issued for TAP funding
The funding arrangements with
The Alpha-1 Project
are a compound instrument consisting of a liability and an equity component (see Note 21). The value of the equity component (consideration received for the warrants) as at December 31, 201
9
is £44,156 (201
8
: £44,156
)
.
Accumulated loss

	Year ended December 31
	2017	2018	2019
Other reserves	7,000	7,000	7,000
Accumulated losses	(79,316)	(111,221)	(146,283)

Accumulated deficit	(72,316)	(104,221)	(139,283)

On March 21, 2016, the Directors of the Company signed a solvency statement with the agreement of all shareholders and undertook a capital reduction, reducing the share premium account by £7.0 million and crediting a new other reserve by the same amount.